Supplementary Cash Flow Information (Schedule of Cash Flow, Supplemental Disclosures) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash paid during the year for:
Interest	¥ 25,457	¥ 26,706	¥ 34,443
Income taxes	122,057	61,155	177,624
Noncash investing and financial activities:
Capitalized lease assets	40,952	39,398
Noncash investing and financial activities [Member]
Noncash investing and financial activities:
Capitalized lease assets	13,807	5,956	10,299
Conversion of convertible bonds issued by the Company	¥ 638	¥ 2